Non-Current Assets - Right of Use Assets - Summary of Lease Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	$ 84,226	$ 66,465	$ 91,656
Lease finance costs	5,321	5,920	5,782
Expense relating to leases of low value assets	2,101	7,376	7,042
Lease liability amounts recognized in profit and loss	$ 91,648	$ 79,761	$ 104,480